Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2023	2022
Real Estate:
Land Development and Construction	$66,942	$52,731
Farmland	10,825	11,437
1-4 Family Mortgages	95,161	92,148
Commercial Real Estate	358,226	316,541
Total Real Estate Loans	531,154	472,857

Business Loans:
Commercial and Industrial Loans	93,060	96,500
Farm Production and Other Farm Loans	424	504
Total Business Loans	93,484	97,004

Consumer Loans:
Credit Cards	3,377	2,738
Other Consumer Loans	14,013	12,992
Total Consumer Loans	17,390	15,730

Total Gross Loans	642,028	585,591

Unearned Origination Fees	(1,083)	(275)
Allowance for Loan Losses	(6,551)	(5,264)

Loans, net	$634,394	$580,052

Schedule of Loans to Related Parties [Table Text Block]
Balance outstanding at December 31, 2022	$923

Principal additions	584

Principal reductions	(45)

Balance outstanding at December 31, 2023	$1,462

Financing Receivable, Nonaccrual [Table Text Block]
	Nonaccrual With No Allowance for Credit Loss	Nonaccrual	Loans Past Due 90 Days or More Still Accruing
December 31, 2023
Loans secured by real estate:
Land Development and Construction	$-	$-	$-
Farmland	-	95	-
1-4 Family Mortgages	-	1,670	-
Commercial Real Estate	399	504	-
Total Real Estate Loans	399	2,269	-
Business Loans:
Commercial and Industrial Loans	124	267	4
Farm Production and Other Farm Loans	-	-	-
Total Business Loans	124	267	-
Consumer Loans:
Other Consumer Loans	-	40	-
Credit Cards	-	-	12
Total Consumer Loans	-	40	12
Total	$523	$2,576	$16
	Nonaccrual	Loans Past Due 90 Days or More Still Accruing
December 31, 2022
Loans secured by real estate:
Land Development and Construction	$-	$4
Farmland	117	-
1-4 Family Mortgages	1,720	-
Commercial Real Estate	846	95
Total Real Estate Loans	2,683	99
Business Loans:
Commercial and Industrial Loans	281	-
Farm Production and Other Farm Loans	-	-
Total Business Loans	281	-
Consumer Loans:
Other Consumer Loans	24	-
Credit Cards	-	12
Total Consumer Loans	24	12
Total	$2,988	$111

Impaired Financing Receivables [Table Text Block]
		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2022	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:

Land Development and Construction	$-	$-	$-	$-	$-	$86
Farmland	30	30	-	30	-	32
1-4 Family Mortgages	190	190	-	190	-	479
Commercial Real Estate	3,023	795	2,066	2,861	116	1,996
Total Real Estate Loans	3,243	1,015	2,066	3,081	116	2,593

Business:
Commercial and Industrial	304	196	-	196	-	214
Total Business Loans	304	196	-	196	-	214

Total Loans	$3,547	$1,211	$2,066	$3,277	$116	$2,807

Schedule of Collateral Dependent Loans [Table Text Block]
December 31, 2023	Stocks	Inventory	Real Estate	Receivables	Total
Loans secured by real estate:
Land Development and Construction	$-	$-	$-	$-	$-
1-4 Family Mortgages	-	-	81	-	81
Commercial Real Estate	-	-	2,399	-	2,399
Total Real Estate Loans	-	-	2,480	-	2,480
Business Loans:
Commercial and Industrial Loans	1,280	92	-	32	1,404
Farm Production and Other Farm Loans	-	-	-	-	-
Total Business Loans	1,280	92	-	32	1,404

Total	$1,280	$92	$2,480	$32	$3,884

Financing Receivable Credit Quality Indicators [Table Text Block]
Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans	Total Loans
Loans secured by real estate:
Land Development and Construction
Satisfactory - Categories 1-4	$23,439	$3,514	$1,173	$13,160	$860	$226	$23,282	$65,654
Special Mention - Category 5 & 6	-	348	679	-	-	-	-	1,027
Substandard - Category 7	-	261	-	-	-	-	-	261
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Land Development and Construction	23,439	4,123	1,852	13,160	860	226	23,282	66,942

Farmland
Satisfactory - Categories 1-4	1,929	1,520	1,143	1,395	3,003	492	995	10,477
Special Mention - Category 5 & 6	-	-	80	-	129	37	-	246
Substandard - Category 7	-	32	6	4	17	43	-	102
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Farmland	1,929	1,552	1,229	1,399	3,149	572	995	10,825

1-4 Family Mortgages
Satisfactory - Categories 1-4	14,355	18,980	11,305	10,988	9,353	5,163	19,976	90,120
Special Mention - Category 5 & 6	497	184	93	464	296	157	76	1,767
Substandard - Category 7	275	34	274	262	79	1,918	351	3,193
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	81	-	-	81
Total 1-4 Family Mortgages	15,127	19,198	11,672	11,714	9,809	7,238	20,403	95,161

Commercial Real Estate
Satisfactory - Categories 1-4	82,361	51,185	58,021	52,120	24,368	29,836	17,920	315,811
Special Mention - Category 5 & 6	9,172	2,414	2,193	917	4,481	288	3,855	23,320
Substandard - Category 7	-	67	3,636	-	264	15,128	-	19,095
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Commercial Real Estate	91,533	53,666	63,850	53,037	29,113	45,252	21,775	358,226
Total Real Estate Loans	132,028	78,539	78,603	79,310	42,931	53,288	66,455	531,154
Business Loans:
Commercial and Industrial Loans
Satisfactory - Categories 1-4	28,036	18,428	4,415	14,052	5,988	7,390	10,136	88,445
Special Mention - Category 5 & 6	23	116	-	246	-	441	2,141	2,967
Substandard - Category 7	-	16	83	-	4	720	825	1,648
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Commercial & Industrial	28,059	18,560	4,498	14,298	5,992	8,551	13,102	93,060

Farm Production and Other Farm Loans
Satisfactory - Categories 1-4	109	162	-	-	-	91	62	424
Special Mention - Category 5 & 6	-	-	-	-	-	-	-	-
Substandard - Category 7	-	-	-	-	-	-	-	-
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Farm Production & Other Farm	109	162	-	-	-	91	62	424
Total Business Loans	28,168	18,722	4,498	14,298	5,992	8,642	13,164	93,484
Consumer Loans:
Satisfactory - Categories 1-4	7,368	3,071	1,188	586	836	185	367	13,601
Special Mention - Category 5 & 6	2	-	-	-	3	-	-	5
Substandard - Category 7	337	37	31	-	-	-	-	405
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	2	-	-	-	-	-	-	2
Total Consumer Loans	7,709	3,108	1,219	586	839	185	367	14,013

Credit Cards
Performing	-	-	-	-	-	-	3,365	3,365
Nonperforming	-	-	-	-	-	-	12	12
Total Credit Card	-	-	-	-	-	-	3,377	3,377
Gross LHFI	$167,905	$100,369	$84,320	$94,194	$49,762	$62,115	$83,363	$642,028
Less Unearned Origination Fees								(1,083)
Less ACL								(6,551)
Net LHFI								$634,394
		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$50,015	$2,427	$289	$-	$-	$52,731
Farmland	10,832	269	336	-	-	11,437
1-4 Family Mortgages	85,861	1,816	4,471	-	-	92,148
Commercial Real Estate	274,901	7,975	33,665	-	-	316,541
Total Real Estate Loans	421,609	12,487	38,761	-	-	472,857

Business Loans:
Commercial and Industrial Loans	91,016	4,902	577	-	5	96,500
Farm Production and Other Farm Loans	491	-	13	-	-	504
Total Business Loans	91,507	4,902	590	-	5	97,004

Consumer Loans:
Credit Cards	2,670	-	68	-	-	2,738
Other Consumer Loans	12,934	7	51	-	-	12,992
Total Consumer Loans	15,604	7	119	-	-	15,730

Total Loans	$528,720	$17,396	$39,470	$-	$5	$585,591

Financial Assets Non Purchased Loans [Member]
Notes Tables
Financing Receivable, Past Due [Table Text Block]
December 31, 2023	30 - 89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Current Loans	Total
Loans secured by real estate:
Land Development and Construction	$32	$-	$32	$66,910	$66,942
Farmland	90	-	90	10,735	10,825
1-4 Family Mortgages	1,024	179	1,203	93,958	95,161
Commercial Real Estate	1,080	67	1,147	357,079	358,226
Total Real Estate Loans	2,226	246	2,472	528,682	531,154
Business Loans:
Commercial and Industrial Loans	54	270	324	92,736	93,060
Farm Production and Other Farm Loans	-	-	-	424	424
Total Business Loans	54	270	324	93,160	93,484
Consumer Loans:
Credit Cards	65	12	77	3,300	3,377
Other Consumer Loans	116	-	116	13,897	14,013
Total Consumer Loans	181	12	193	17,197	17,390
Total	$2,461	$528	$2,989	$639,039	$642,028
December 31, 2022	30 - 89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Current Loans	Total
Loans secured by real estate:
Land Development and Construction	$-	$4	$4	$52,727	$52,731
Farmland	38	30	68	11,369	11,437
1-4 Family Mortgages	1,799	439	2,238	89,910	92,148
Commercial Real Estate	933	486	1,419	315,122	316,541
Total Real Estate Loans	2,770	959	3,729	469,128	472,857
Business Loans:
Commercial and Industrial Loans	109	277	386	96,114	96,500
Farm Production and Other Farm Loans	4	-	4	500	504
Total Business Loans	113	277	390	96,614	97,004
Consumer Loans:
Credit Cards	56	12	89	2,649	2,738
Other Consumer Loans	66	23	68	12,924	12,992
Total Consumer Loans	122	35	157	15,573	15,730
Total	$3,005	$1,271	$4,276	$581,315	$585,591